SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.12

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan ID	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
XXXXXX	436041751	Royal Pacific NonQM Securitization	3	1	3	3	1	1	1	1	*** (CURED) DTI > 60% - EV R
COMMENT:   Missing lease agreement or other verification of rental income for departing residence.  Per the 1003, the departing residence will be rented for $XXXper month.  Not including rental income results in a 70.3% DTI.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Missing lease agreement or other verification of rental income for departing residence.  Per the 1003, the departing residence will be rented for $XXXX per month.  Not including rental income results in a 70.3% DTI.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Missing lease agreement or other verification of rental income for departing residence.  Per the 1003, the departing residence will be rented for $XXX per month.  Not including rental income results in a 70.3% DTI.

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood cert is missing from file.

*** (CURED) Missing income documentation (ATR) - EV R
													COMMENT: Missing 12 months business bank statements used for income calculations. File has only 2 months bank statements for B of A business account #XXX .
XXXXXX	436041749	Royal Pacific NonQM Securitization	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
													COMMENT: A full 12 months housing payment history is missing from the file as required by Lender Guidelines. Credit report shows 8 months history.
XXXXXX	436041747	Royal Pacific NonQM Securitization	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: CU score 4.1. Missing secondary valuation to support appraisal value within 10%.
XXXXXX	436041745	Royal Pacific NonQM Securitization	3	1	3	1	1	1	1	1	*** (CURED) Tape Discrepancy - EV R
													COMMENT: **There are some discrepancies with the subject taxes audit verified it to be Subj. Property Taxes Annually $XXX. XX/XXXX $XXX Tax Search pg. 472. Lender has subject property taxes of $XXX
XXXXXX	436041743	Royal Pacific NonQM Securitization	1	1	1	1	1	1	1	1
XXXXXX	436041742	Royal Pacific NonQM Securitization	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
													COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee $XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXX	436041517	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041515	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXX	436041514	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041512	Nations Direct NonQM Securitization XXXX	2	2	2	1	1	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
												COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX .
XXXXXX	436041509	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041508	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041507	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041506	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041505	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041504	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041503	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041502	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041501	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041500	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041497	Nations Direct DSCR Securitization XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The loan closed in the name of an entity. The file is missing evidence of the EIN.
XXXXXX	436041495	Nations Direct NonQM Securitization XXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on  XX/XX/XXXX  without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
													COMMENT: The subject property is on private road, the loan file does not contain a Private Road Maintenance agreement or proof one is not required."
XXXXXX	436041494	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041493	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The initial CD issued on  XX/XX/XXXX  was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) TRID - Zero tolerance violation - EV R
													COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the Initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Mortgage Broker Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
XXXXXX	436041492	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041491	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041490	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041489	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041488	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041487	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041486	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041484	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041482	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041481	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041479	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
													COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXX	436041478	Nations Direct NonQM Securitization XXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on  XX/XX/XXXX  without a valid change of circumstance. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing credit report - EV R
													COMMENT: Missing a full credit report. A credit supplement is in file with no credit scores.
XXXXXX	436041477	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1			*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.
XXXXXX	436041476	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041475	Nations Direct NonQM Securitization XXXX	3	2	2	1	3	2	1	1	*** (OPEN) Loan amount on Application differs from the Original Balance - EV 2 COMMENT: Loan amount per the Note is $XXX. The applications provided show the loan amount as $XXX	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
													COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Loan discount $XXX and $XX . A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXX	436041474	Nations Direct DSCR Securitization XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Copies of the condo project budget and CCRs are not found in the file. Copies of these required documents must be obtained and uploaded to the file.
XXXXXX	436041473	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041472	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXX	436041471	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041470	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041469	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041468	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041466	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
													COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXX	436041465	Nations Direct DSCR Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
													COMMENT: The file does not include a title report reflecting the minimum required lender coverage for the subject transaction. A copy of that required document must be obtained and uploaded to the file.
XXXXXX	436041463	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) ROR funding date before end of required rescission period - EV R
													COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX XX and per the last revised CD/PCCD issued on XX/XX/XXXX , the loan disbursed on XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX . The defect can be cured by providing the true funding date.
XXXXXX	436041462	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/X/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/X/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the Initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fee on XX/X/XXXX did not reset the baseline: Discount Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

													In addition, increase to the following fee on XX/X/XXXX was not accepted because a valid change of circumstance was not provided: Discount points. Total cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXX	436041461	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041460	Nations Direct NonQM Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing sufficient employment documentation (ATR) - EV R
													COMMENT: Less than 2 years self-employment verified. Per the AZ Corporations site and articles of incorpation date is XX/XX/XXXX . A CPA/EA letter was not provided.
XXXXXX	436041458	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The Initial Escrow Account Statement datedXX/XX/XXXX does not match the Final CD. The IEAD has a starting balance of $XXX whereas the final CD page 2 and 4 show a stating balance of XXX. These two must match.
XXXXXX	436041457	Nations Direct DSCR Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041450	Nations Direct NonQM Securitization XXXX	3	1	2	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)).

1.  Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

2.  Because the SPL was missing/late, fees in Section C were subject to 10% tolerance.  The defect can be cured by reimbursing the consumer or providing a valid reason for the increase or providing evidence that shows the SPL was delivered timely.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application,  XX/XX/XXXX .The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX  If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Special information booklet is Missing - EV R
													COMMENT: The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX .
XXXXXX	436041449	Nations Direct DSCR Securitization XXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The subject loan amount was $XXX (Pg 409) the title commitment proposed loan amount was $XXX (Pg 376)
XXXXXX	436041448	Nations Direct DSCR Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: The credit report reflects 23 inquiries during the previous 12 months. A letter of explanation addressing whether or not any new accounts were opened is not found in the file. A copy of that required document must be obtained and uploaded to the file.
XXXXXX	436041447	Nations Direct NonQM Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Borrowers purchased the subject property with cash in  XX/XX/XXXX  and now doing a delayed financing. The deed is in the file, but the closing statement was not located in the loan file.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   For a Bank Statement document type,  the middle score of the primary income earner is to be used, per the guidelines.  Borrower 1 is the income earner and has a midscore of 717.  Per the program parameters, the maximum LTV/CLTV is 75% with a score of 680-719.  The subject LTV/CLTV is 76.85%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
													COMMENT: For a Bank Statement document type, the middle score of the primary income earner is to be used, per the guidelines. Borrower 1 is the income earner and has a midscore of 717. Per the program parameters, the maximum LTV/CLTV is 75% with a score of 680-719. The subject LTV/CLTV is 76.85%.
XXXXXX	436041446	Nations Direct NonQM Securitization XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points - Loan Discount Fee on disclosure  XX/XX/XXXX  was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ).  The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
XXXXXX	436041444	Nations Direct NonQM Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the documentation to confirm the payment listed on the credit report for the XXX  Home loan included the complete PITI for that property.

*** (CURED) DTI > 60% - EV R
COMMENT:   The initial URLA and the 1008 reflect the income as $XXX and the total monthly debt is $XXX. The calculated DTI is 67.903%.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
													COMMENT: The Starwood Non-Agency Lending guidelines dated XX/XX/XXXX p. 65 reflects the max DTI is 60%. The subject loans DTI is 67.903%.
XXXXXX	436041442	Nations Direct NonQM Securitization XXXX	3	2	1	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
												COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXX	436041441	Nations Direct NonQM Securitization XXXX	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase of the Loan Discount Fee (Points) on PCCD  XX/XX/XXXX  was not accepted because the change occurred after consummation:XX/XX/XXXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application,  XX/XX/XXXX  The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application

*** (CURED) Missing TRID RESPA Disclosures - EV R
													COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
XXXXXX	436041440	Nations Direct NonQM Securitization XXXX	1	1	1	1	1	1	1	1
XXXXXX	436041439	Nations Direct DSCR Securitization XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The loan closed in the name of an entity. The file did not include the EIN.
XXXXXX	436041434	Nations Direct NonQM Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
													COMMENT: Starwood Non-Agency Lending Guidelines dated XX/XX/XXXX p. 50 requires; Any housing reference provided or listed on credit (rent or mortgage) must not be more than 0x60 in the most recent 12 months. However, the borrowers housing history was only verified for 9 months.
XXXXXX	436041433	Nations Direct NonQM Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
													COMMENT: The file is missing a re-inspection for the subject property due to a flooding disaster which occurred XX/XX in the subject area. The subject loan closed XX/XX/XXXX
XXXXXX	436041432	Nations Direct NonQM Securitization XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence of Lease agreements or 1040s with Schedule Es for the borrower's investment properties located on XXX.  Borrower shows income on the bank statements, however that is not sufficient to verify the accurate rental income.  Appraisal in the file does verify the rental income for the subject property.

*** (CURED) Transmittal (1008) is Missing - EV R
													COMMENT: Missing copy of the 1008 Underwriting Transmittal in the file.
XXXXXX	436041431	Nations Direct NonQM Securitization XXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the documentation to verify the Bentley lease in the amount of $5,638 is paid by the company.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
													COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXX	436041429	Nations Direct NonQM Securitization XXXX	3	1	3	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing additional valuation required, CU score 3.8 .

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
													COMMENT: The loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The decrease to lender credits on PCCD XX/XX/XXXX was not accepted because the decrease occurred after consummation. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing disclosures with the change. The following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).